First Trust Innovation Leaders ETF Shareholder Fees	Aug. 31, 2025
First Trust Innovation Leaders ETF | First Trust Innovation Leaders ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%